Income Tax - Summary of Accumulated Tax Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Corporate Tax	€ 356,044	€ 179,264	€ 178,491
Trade Tax	€ 352,341	€ 176,425	€ 176,024